PIMCO Variable Insurance Trust

Supplement Dated April 28, 2017 to the PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus dated April 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Unconstrained Bond Portfolio

Effective immediately, the following information replaces the Financial Highlights table in the Prospectus.

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)
PIMCO Unconstrained Bond Portfolio
Advisor Class
12/31/2016	$9.92	$0.27	$0.18	$0.45	$(0.16)
12/31/2015	10.45	0.26	(0.45)	(0.19)	(0.34)
12/31/2014	10.25	0.16	0.14	0.30	(0.10)
04/30/2013 - 12/31/2013	10.64	0.14	(0.46)	(0.32)	(0.03)

Dividends from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets
$0.00	$(0.16)	$10.21	4.63%	$11,461	1.16%
0.00	(0.34)	9.92	(1.78)	9,126	1.16
0.00	(0.10)	10.45	2.94	4,805	1.15
(0.04)	(0.07)	10.25	(3.02)	285	1.12*

Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
1.16%	1.15%	1.15%	2.76%	364%
1.16	1.15	1.15	2.47	414
1.15	1.15	1.15	1.53	255
1.15*	1.12*	1.15*	2.04*	928

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	The tax characterization of distributions is determined in accordance with federal income tax regulations. See Note 2 in the Notes to Financial Statements for more information.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_042817

PIMCO Variable Insurance Trust

Supplement Dated April 28, 2017 to the PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus dated April 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Unconstrained Bond Portfolio

Effective immediately, the following information replaces the Financial Highlights table in the Prospectus.

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)
PIMCO Unconstrained Bond Portfolio
Institutional Class
12/31/2016	$9.92	$0.30	$0.18	$0.48	$(0.19)
12/31/2015	10.45	0.29	(0.45)	(0.16)	(0.37)
12/31/2014	10.25	0.14	0.19	0.33	(0.13)
12/31/2013	10.46	0.18	(0.28)	(0.10)	(0.07)
04/30/2012 -12/31/2012	9.98	0.14	0.41	0.55	(0.07)

Dividends from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets
$0.00	$(0.19)	$10.21	4.89%	$15,701	0.91%
0.00	(0.37)	9.92	(1.53)	15,902	0.91
0.00	(0.13)	10.45	3.20	374	0.90
(0.04)	(0.11)	10.25	(0.97)	866	0.90
0.00	(0.07)	10.46	5.55	27	0.90*

Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
0.90%	3.02%	364%
0.90	2.83	414
0.90	1.32	255
0.90	1.77	928
0.90*	2.01*	879

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	The tax characterization of distributions is determined in accordance with federal income tax regulations. See Note 2 in the Notes to Financial Statements for more information.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_042817

PIMCO Variable Insurance Trust

Supplement Dated April 28, 2017 to the PIMCO Real Return Portfolio Institutional Class Prospectus dated April 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Real Return Portfolio

Effective immediately, the following information replaces the Financial Highlights table in the Prospectus.

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)
PIMCO Real Return Portfolio
Institutional Class
12/31/2016	$11.93	$0.30	$0.34	$0.64	$(0.18)
12/31/2015	12.81	0.12	(0.45)	(0.33)	(0.55)
12/31/2014	12.60	0.30	0.11	0.41	(0.20)
12/31/2013	14.25	0.10	(1.40)	(1.30)	(0.25)
12/31/2012	13.95	0.23	1.02	1.25	(0.18)

Dividends from Net Realized Capital Gains	Tax Basis Return of Capital(b)	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)
$0.00	$(0.12)	$(0.30)	$12.27	5.35%	$154.072
0.00	0.00	(0.55)	11.93	(2.56)	168,482
0.00	0.00	(0.20)	12.81	3.25	161,389
(0.10)	0.00	(0.35)	12.60	(9.08)	138,123
(0.77)	0.00	(0.95)	14.25	8.92	152,670

Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
0.76%	0.50%	2.42%	132%
0.63	0.50	0.91	114
0.55	0.50	2.27	96
0.55	0.50	0.76	34
0.55	0.50	1.61	46

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	The tax characterization of distributions is determined in accordance with federal income tax regulations. See Note 2 in the Notes to Financial Statements for more information.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_042817

PIMCO Variable Insurance Trust

Supplement Dated April 28, 2017 to the PIMCO Low Duration Portfolio Administrative Class Prospectus dated April 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Low Duration Portfolio

Effective immediately, the following information replaces the Financial Highlights table in the Prospectus.

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Tax Basis Return of Capital(b)
PIMCO Low Duration Portfolio
Administrative Class
12/31/2016	$10.25	$0.14	$0.00	$0.14	$(0.07)	$(0.08)
12/31/2015	10.58	0.14	(0.11)	0.03	(0.36)	0.00
12/31/2014	10.61	0.10	(0.01)	0.09	(0.12)	0.00
12/31/2013	10.78	0.08	(0.09)	(0.01)	(0.16)	0.00
12/31/2012	10.38	0.14	0.46	0.60	(0.20)	0.00

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets
$(0.15)	$10.24	1.41%	$1,248,263	0.65%
(0.36)	10.25	0.31	1,323,009	0.66
(0.12)	10.58	0.85	1,481,605	0.65
(0.16)	10.61	(0.14)	1,510,077	0.65
(0.20)	10.78	5.85	1,527,088	0.65

Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
0.65%	0.65%	1.40%	391%
0.65	0.65	1.32	181
0.65	0.65	0.90	208
0.65	0.65	0.79	316
0.65	0.65	1.29	647

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	The tax characterization of distributions is determined in accordance with federal income tax regulations. See Note 2 in the Notes to Financial Statements for more information.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_042817